Schedule of financial assets measured at amortized cost and financial liabilities at amortized cost (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 8,325,773	$ 10,752,128	$ 7,460,701	$ 9,489,266			$ 2,005,219
Cash and cash equivalents	1,044,640	1,343,303	2,393,636	3,044,466	$ 7,445,619	$ 1,533,967	1,951,053		$ 1,217,448
Amount due from a director								$ 8,783,276	$ 11,877,624
Trade and other payables	2,857,775	3,674,813	5,169,262	6,574,785			2,575,949
Amount due to related parties	690,384	887,764		1,450,305
Asset retirement obligation	11,665	15,000		15,000
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	8,158,454	10,536,972	7,016,520	8,924,312			1,763,412
Cash and cash equivalents	1,044,640	1,343,303	2,393,636	3,044,466			1,951,053
Amount due from a director	1,062,684	1,366,505					10,557,240
Total financial assets measured at amortized cost	10,538,039	13,596,880	9,410,156	11,968,778			14,271,705
Trade and other payables	2,690,104	3,459,206	4,949,404	6,295,147			2,184,619
Amount due to related parties	690,384	887,764	1,140,266	1,450,305			1,311,390
Amount due to a former director							111,459
Borrowings			48,251	61,371			4,261,290
Total financial liabilities measured at amortized cost	5,668,756	7,289,454	$ 6,137,921	7,806,823			$ 7,868,758
Investments	78	100
Amount due from third party	272,183	350,000
Borrowings	2,276,603	2,927,484
Asset retirement obligation	$ 11,665	$ 15,000		$ 61,371